INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES
Schedule of component of inventories
	At December 31,
	2014	2015
	$	$
Raw materials	80,343,732	88,591,369
Work in progress	73,530,496	79,405,492
Finished goods	196,977,366	263,996,721

Total	350,851,594	431,993,582